LEASES - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities.
Lease liabilities matures within 12 months	$ 4,973	$ 3,287
Lease liabilities matures over 12 months	65,452	59,681
Lease liabilities	70,425	$ 62,968
Leasehold land | Investment property
Lease liabilities.
Lease liabilities	$ 4,700